Earnings Per Share (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Effect of dilutive securities	2,287,000	0	0
Dilutive shares	262,861,000	235,699,000	234,431,000
Stock Option Plans [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock options, weighted average exercise price	24.91	27.04	27.48
Shares excluded from computation of earnings per share	10,600,000	12,300,000	15,600,000
Other Equity Awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share	600,000	3,300,000	2,800,000
Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from computation of earnings per share		14,800,000	14,800,000
Dilutive shares	700,000